RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Incurred fees	$ 790,177	$ 580,260
Payable to related parties	155,475	298,100
Business Instincts Group [Member] | Business Services Agreement [Member]
IfrsStatementLineItems [Line Items]
Incurred fees	93,283	60,000
Payable to related parties	9,524
Alberta Ltd [Member] | Independent Consultant Agreement [Member]
IfrsStatementLineItems [Line Items]
Incurred fees	104,226	106,250
Payable to related parties
Scott Larson [Member] | Executive Agreement [Member]
IfrsStatementLineItems [Line Items]
Incurred fees	2,861	40,433
Payable to related parties	$ 13,300